Schedule of Derivate Assets (Details) - Fair Value, Inputs, Level 3 [Member] - Cp Bf Convertible Notes [Member] - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Change in fair value, Ending balance	$ 1,000	$ 20,000	$ 63,000	$ 63,000
Change in fair value	8,000	(19,000)	(43,000)		$ 51,000
Balance	$ 9,000	$ 1,000	$ 20,000	$ 9,000	63,000
Issuance of convertible notes with bifurcated embedded derivative asset					$ 12,000